Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents.
Cash and cash equivalents

16 Cash and cash equivalents

	2017	2016	2015
	$m	$m	$m
Cash at bank and in hand	784	782	1,250
Short-term deposits	2,540	4,236	4,990
Cash and cash equivalents	3,324	5,018	6,240
Unsecured bank overdrafts	(152)	(94)	(189)
Cash and cash equivalents in the cash flow statement	3,172	4,924	6,051

The Group holds $93m (2016: $91m; 2015: $110m) of cash and cash equivalents which is required to meet insurance solvency, capital and security requirements.

Cash and cash equivalents are held at amortised cost. Fair value approximates to carrying value.

Non-cash and other movements, within operating activities in the Consolidated Statement of Cash Flows, includes:

	2017	2016	2015
	$m	$m	$m
Gains on disposal of short-term investments	(161)	–	–
Net gains on disposal of non-current assets	(24)	(29)	(85)
Changes in fair value of put option (Acerta Pharma)	(209)	(41)	–
Share-based payments charge for period	220	241	211
Settlement of share plan awards	(254)	(281)	(342)
Pension contributions	(157)	(192)	(402)
Pension charges recorded in operating profit	74	74	182
Foreign exchange and other	(13)	(264)	86
Total operating activities non-cash and other movements	(524)	(492)	(350)